Concentration of major customers and suppliers	12 Months Ended
Sep. 30, 2025
Risks and Uncertainties [Abstract]
Concentration of major customers and suppliers

Note 12. Concentration of major customers and suppliers

No single customer represented 10% or more of revenue for the years ended September 30, 2025, 2024 and 2023.

As of September 30, 2025, two receivables accounted for 71% and 27% of the Company’s accounts receivable balance, respectively. As of September 30, 2024, two receivables accounted for 61%, and 29% of the Company’s accounts receivable balance, respectively.

For the year ended September 30, 2025, three major suppliers accounted for approximately 66%, 16%, and 16% of the cost of revenues, respectively. For the year ended September 30, 2024, four major suppliers accounted for approximately 48%, 12%, 12%, and 12% of the cost of revenues, respectively. For the year ended September 30, 2023, three major suppliers accounted for approximately 50%, 19%, and 13% of the cost of revenues, respectively.

As of September 30, 2025, one supplier accounted for 78% accounts payable balance. As of September 30, 2024, three suppliers accounted for 44%, 15%, and 10% accounts payable balance, respectively.